Property and Equipment, Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 5,655	35,084	25,548	14,301